RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Zall E-commerce and its subsidiary Zall Development (HK) Holding Company Limited [Member]
Related Party Transactions
Percentage of outstanding shares held	24.60%
Hankou North Import And Export Service Co. Ltd. [Member]
Related Party Transactions
Amount of related party transaction			$ 325
Hankou North Import And Export Service Co. Ltd. [Member] | Logistics services
Related Party Transactions
Amount of related party transaction	$ 0	$ 1,952	4,302
Amount due from related parties	62	62
Hankou North Import And Export Service Co. Ltd. [Member] | Technical Services
Related Party Transactions
Amount of related party transaction		123
Zall Foreign Trade Service (Hong Kong) Company Limited [Member] | Logistics services
Related Party Transactions
Amount of related party transaction	0	770	4,186
Amount due from related parties	53	53
Network Marketing Technical Services [Member] | Advertising services
Related Party Transactions
Amount of related party transaction	0	8,334	7,441
Amounts due to related party	220	220
Jiashi Financial Information Service (Hangzhou) Co. Ltd. [Member] | Rental services
Related Party Transactions
Amount of related party transaction			$ 26
Wuhan Zall Internet Technology Co. Ltd.
Related Party Transactions
Amount of related party transaction		$ 4,223
Percentage Of Equity Interest Transferred		30.00%
Amounts due to related party	2,820	$ 4,223
Demon Network Technology (Hong Kong) Co. Ltd. [Member] | Technical Services
Related Party Transactions
Amount of related party transaction		749
Amounts due to related party	0	315
Shaghai Zhijie E-Commerce Co., Ltd [Member] | Maintenance Services
Related Party Transactions
Amount of related party transaction	82	189
Amounts due to related party	$ 0	$ 19